FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

11. FAIR VALUE MEASUREMENTS

Nonrecurring Fair Value Measurements

The Group measures long-lived assets at fair value on a nonrecurring basis only if an impairment or observable price adjustment is recognized in the current period. The Group recorded $18.8 million and nil impairment losses on its long-lived assets for the years ended December 31, 2018 and 2019 respectively.

The following table displays assets that were measured at fair value on a non-recurring basis in 2018:

	Year ended December 31, 2018

	Carrying
	amount	Quoted Prices in	Significant
	before	Active Markets	Other	Significant
	impairment	for Identical	Observable	Unobservable	Total
Description	losses	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)	Losses
Property, plant and equipment – cannot be relocated to Xinjiang plant (Note 3)	$11,482,905	$—	$—	$—	$11,482,905
Machinery and equipment related to discontinued wafer manufacturing operations (Note 3)	$66,810,621	$—	$—	$59,523,588	$7,287,033
Total	$78,293,526	$—	$—	$59,523,588	$18,769,938